Provision For Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Provision For Income Taxes [Line Items]
Operating Loss Carryforwards	$ 11,000,000
Deferred Tax Assets, Operating Loss Carryforwards, State and Local	$ 3,850,000
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Percent	100.00%	100.00%
Operating Loss Carry Forwards Expiration Period	2036